Share-Based Awards (Details) - Schedule of Fair Value of Share Options Granted - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Awards (Details) - Schedule of Fair Value of Share Options Granted [Line Items]
Expected dividend yield	[1]		0.00%	0.00%
Minimum [Member]
Share-Based Awards (Details) - Schedule of Fair Value of Share Options Granted [Line Items]
Risk-free interest rate	[2]		0.90%	1.22%
Expected dividend yield
Expected volatility	[3]		29.44%	35.01%
Grant date fair value (in Dollars per share)			$ 0	$ 0.06
Maximum [Member]
Share-Based Awards (Details) - Schedule of Fair Value of Share Options Granted [Line Items]
Risk-free interest rate	[2]		1.67%	1.52%
Expected volatility	[3]		34.81%	36.00%
Grant date fair value (in Dollars per share)			$ 0.0044	$ 0.65

[1]	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.
[2]	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
[3]	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.